Note 5 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
5.	CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2015	2014

Time deposits	$8,616	$17,679
Savings and checking accounts	32,414	23,214
Money market mutual funds	161	162
Petty cash	8	14

	$41,199	$41,069